Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000215077 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215077 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215077 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000215078 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215078 | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215078 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215078 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215078 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215078 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215078 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215078 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215078 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215078 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215078 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215078 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215078 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215078 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215078 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215078 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215078 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215078 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000215078 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000215078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215078 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000215078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000215079 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215079 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000215079 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000215080 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215080 | India
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215080 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215080 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215080 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215080 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215080 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215080 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215080 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000215080 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000215080 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215080 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215080 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215080 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215080 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215080 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215080 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215080 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000234764 | 912810UT3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234764 | 91282CPW5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234764 | 91282CQB0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234764 | 91282CPZ8 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234764 | 912810UP1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234764 | 91282CQA2 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234764 | 31418E5P1 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | 31418ECR9 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | 31418ED80 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234764 | 31418ECS7 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234764 | Term Loans
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234764 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234764 | Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234764 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234764 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000234764 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000237524 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000237524 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237524 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237524 | 2643674 | Grupo Mexico S.A.B. de C.V., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237524 | 6099723 | Bharat Petroleum Corp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237524 | BSQCB24 | State Bank of India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237524 | 6868398 | Telekom Malaysia Bhd
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237524 | B031NN3 | CPFL Energia S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237524 | 6525875 | SinoPac Financial Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237524 | 6349967 | South Indian Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237524 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000237524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000237524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000237524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237525 | 6597045 | Mitsubishi Electric Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237525 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | 0540528 | HSBC Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237525 | 6641544 | NSK Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237525 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237525 | 6183552 | Central Japan Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237525 | B63DG21 | Powszechny Zaklad Ubezpieczen S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237525 | 2897222 | Toronto-Dominion Bank (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237525 | BYX98X0 | Construcciones y Auxiliar de Ferrocarriles S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237525 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000237525 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237525 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237525 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237525 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237525 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237525 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000237525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000237525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231861 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231861 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231861 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231861 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231861 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231861 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231861 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231861 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231861 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000231861 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231861 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000231861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | 126117100 | CNA Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249799 | 44267T102 | Howard Hughes Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249799 | 172062101 | Cincinnati Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249799 | 228368106 | Crown Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249799 | 751212101 | Ralph Lauren Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249799 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249799 | 942749102 | Watts Water Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249799 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249799 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249799 | 125269100 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249799 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000249799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000249799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000249799 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000249799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000249799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	103.60%